Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense [Abstract]
Federal	$ 15,224	$ 17,136	$ 17,657
State	1,587	2,933	3,195
Total current tax expense	16,811	20,069	20,852
Deferred tax (benefit) expense	2,156	4,114	(238)
Total income tax expense	18,967	24,183	20,614
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(9,490)	(8,478)
Difference in reporting the allowance for credit losses, net	12,995	12,424
Other income or expense not yet reported for tax purposes	(1,188)	420
Depreciable assets	(2,496)	(2,389)
Net deferred tax asset at end of year		1,977	4,873
Net deferred tax liability at end of year	(179)
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	0	1,218
Net deferred tax asset at beginning of year	1,977	4,873
Deferred tax expense	2,156	4,114	$ (238)
Deferred tax assets, unrealized losses on available-for-sale securities	8,400	11,300
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 3,700	$ 1,800
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Increase/(decrease) in taxes resulting from [Abstract]
State income tax, net of federal tax benefit	3.10%	3.00%	3.20%
Other items	0.30%	0.30%	0.90%
Effective income tax rate	24.40%	24.30%	25.10%
Uncertain tax positions	$ 0	$ 0
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2020
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2023
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2020
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2023